UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment  [  ];   Amendment Number:
           This Amendment  (Check only one.):   [  ]  is a restatement.
                                                [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          RE Advisers Corporation
Address:       4301 Wilson Blvd.
               IFS8-305
               Arlington, VA 22203


Form 13F File Number:

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit item that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter R. Morris
Title:    President and Director
Phone:    (703) 907-6030

Signature, Place, and Date of Signing:

     /s/Peter R. Morris      February 13, 2006

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.   (check here if all holdings of this
         reporting manager are reported in this report.)

[   ]    13F NOTICE.   (Check here if no holdings reported are in this
         report, and all holdings are report by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.   (Check here if all holdings of this
         reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

I am signing this report as required by the Securities and Exchange Act of 1934.


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           70

Form 13F Information Table Value Total:        $ 494,965
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                          	TITLE               VALUE    SHRS OR SH/ PUT  INV   OTHER VOTING AUTHORITY
NAME OF ISSUER            	OF CL   CUSIP      (X$1000)  PRN AMT PRN CALL DISCR MGRS  SOLE  SHARED NONE

ABBOTT LABS               	COM     002824100   15220    386000  SH       SOLE        386000
ALBERTO CULVER CO           	COM     013068101     961     21000  SH       SOLE         21000
ALLSTATE CORP             	COM     020002101    7948    147000  SH       SOLE        147000
APPLIED INDL TECHNOLOGIES INC   COM     03820C105    3952    117300  SH       SOLE        117300
ASSET ACCEP CAP CORP  		COM     04543P100    1292     57500  SH       SOLE         57500
ASTORIA FINL CORP          	COM     046265104     882     30000  SH       SOLE         30000
AVERY DENNISON CORP          	COM     053611109    9214    166700  SH       SOLE        166700
BAKER HUGHES INC           	COM     057224107    7719    127000  SH       SOLE        127000
BANK OF AMERICA CORPORATION     COM     060505104   16088    348600  SH       SOLE        348600
BELDEN CDT INC		        COM     077454106    1680     68750  SH       SOLE         68750
BEMIS INC               	COM     081437105   12419    445600  SH       SOLE        445600
BP PLC		          	COM     055622104   11354    176804  SH       SOLE        176804
BRISTOL MYERS SQUIBB CO         COM     110122108   15505    674700  SH       SOLE        674700
CIT GROUP INC      		COM     125581108   12893    249000  SH       SOLE        249000
CARLISLE COS INC	        COM     142339100    1314     19000  SH       SOLE         19000
CHEVRON CORP NEW       		COM     166764100   13625    240000  SH       SOLE        240000
CHUBB CORP                	COM     171232101   11132    114000  SH       SOLE        114000
CIMAREX ENERGY CO         	COM     171798101    1695     39400  SH       SOLE         39400
CITIGROUP INC             	COM     172967101   12137    250100  SH       SOLE        250100
CITIZENS BKG CORP MICH          COM     174420109     963     34700  SH       SOLE         34700
CITY BANK LYNNWOOD WASH     	COM     17770A109     701     19707  SH       SOLE         19707
CLAIRES STORES INC           	COM     179584107    1958     67000  SH       SOLE         67000
CLARCOR INC                  	COM     179895107     481     16200  SH       SOLE         16200
COMMERCE BANKSHARES INC         COM     200525103    1404     26938  SH       SOLE         26938
CONOCOPHILLIPS            	COM     20825C104   13498    232000  SH       SOLE        232000
COOPER TIRE & RUBR CO           COM     216831107    1305     85200  SH       SOLE         85200
CBRL GROUP INC            	COM     12489V106    1199     34100  SH       SOLE         34100
DEAN FOODS CO NEW               COM     242370104   11912    316300  SH       SOLE        316300
DONNELLEY R R & SON INC         COM     257867101    4454    130200  SH       SOLE        130200
EL PASO CORP    		COM     28336L109    8832    726312  SH       SOLE        726312
FLOWSERVE CORP            	COM     34354P105   18336    463500  SH       SOLE        463500
GENUINE PARTS CO             	COM     372460105   14292    325400  SH       SOLE        325400
GENWORTH FINL INC           	COM     37247D106   14766    427000  SH       SOLE        427000
GLAXOSMITHKLINE PLC          	COM     37733W105    8274    163910  SH       SOLE        163910
HANCOCK FABRICS INC          	COM     409900107    1136    279000  SH       SOLE        279000
HCA INC     			COM     404119109   13383    265000  SH       SOLE        265000
HELMERICH & PAYNE INC           COM     423452101    2322     37500  SH       SOLE         37500
HEWLETT PACKARD CO           	COM     428236103    7558    264000  SH       SOLE        264000
HONEYWELL INTL INC             	COM     438516106    5401    145000  SH       SOLE        145000
HOSPIRA INC               	COM     441060100    3547     82900  SH       SOLE         82900
HUGHES SUPPLY INC             	COM     444482103   11486    320400  SH       SOLE        320400
IKON OFFICE SOLUTIONS INC    	COM     451713101    5246    503935  SH       SOLE        503935
JP MORGAN               	COM     46625H100   16495    415600  SH       SOLE        415600
JAMES MONROE BANCORP INC  	COM     470338104     235     13125  SH       SOLE         13125
MANITOWOC INC              	COM     563571108    1557     31000  SH       SOLE         31000
MARATHON OIL CORP         	COM     565849106   16462    270000  SH       SOLE        270000
NASDAQ 100 TR             	COM     631100104    6839    169200  SH       SOLE        169200
NATIONAL BANKSHARES INC VA 	COM     634865109    1490     31700  SH       SOLE         31700
O CHARLEYS INC            	COM     670823103    1385     89300  SH       SOLE         89300
PACTIV CORP           		COM     695257105    7528    342200  SH       SOLE        342200
PARKER HANNIFIN CORP           	COM     701094104   14444    218975  SH       SOLE        218975
PRINCIPAL FINANCIAL GROUP IN 	COM     74251V102    6773    142800  SH       SOLE        142800
QUESTAR CORP              	COM     748356102   15428    203800  SH       SOLE        203800
REGAL BELOIT CORP             	COM     758750103    1540     43500  SH       SOLE         43500
SCHERING PLOUGH CORP          	COM     806605101   15992    767000  SH       SOLE        767000
SMUCKER JM CO             	COM     832696405    7248    164721  SH       SOLE        164721
SOUTHCOAST FINANCIAL CORP 	COM     84129R100     723     30000  SH       SOLE         30000
SOUTHWEST AIRLS CO             	COM     844741108   12454    758000  SH       SOLE        758000
STANDEX INTL CORP              	COM     854231107     541     19500  SH       SOLE         19500
TRANSOCEAN INC            	COM     G90078109     488      7000  SH       SOLE          7000
TRIAD HOSPITALS INC       	COM     89579K109    1161     29600  SH       SOLE         29600
TRIUMPH GROUP INC NEW           COM     896818101     875     23900  SH       SOLE         23900
TYCO INTL LTD NEW            	COM     902124106   10730    371780  SH       SOLE        371780
UNUMPROVIDENT CORP        	COM     91529Y106    7990    351200  SH       SOLE        351200
VALLEY NATL BAN CORP           	COM     919794107    1070     44388  SH       SOLE         44388
VISHAY INTERTECHNOLOGY IN 	COM     928298108    1720    125000  SH       SOLE        125000
WASHINGTON MUT INC           	COM     939322103    6086    139916  SH       SOLE        139916
WENDYS INTL INC              	COM     950590109   25237    456700  SH       SOLE        456700
WESLAKE CHEM CORP    		COM     960413102     576     20000  SH       SOLE         20000
WESTERN DIGITAL CORP          	COM     958102105    2419    130000  SH       SOLE        130000